Shareholder Report, Line Graph (Details) - USD ($)							12 Months Ended
	Jun. 30, 2022	Jul. 31, 2020	Jun. 30, 2020	Dec. 14, 2018	Sep. 29, 2017	Jul. 15, 2015	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000157835
Account Value [Line Items]
Line Graph and Table Measure Name						Eventide Balanced Fund
Account Value	$ 14,268		$ 12,435			$ 9,425	$ 16,898		$ 15,027	$ 15,773	$ 11,614	$ 10,899	$ 10,882	$ 9,872
C000157836
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Balanced Fund
Account Value	14,346		12,714			10,000	$ 16,736		14,999	16,000	11,968	11,319	11,375	10,408
C000157837
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Balanced Fund
Account Value	15,368		13,352			10,000	$ 18,297		16,229	16,973	12,451	11,657	11,603	10,503
C000157838
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Balanced Fund
Account Value	15,166		13,226			10,000	$ 17,983		15,982	16,772	12,358	11,591	11,558	10,479
C000220844
Account Value [Line Items]
Line Graph and Table Measure Name		Eventide Core Bond Fund
Account Value	8,113	$ 9,425					$ 8,234		8,040	9,210
C000220845
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Core Bond Fund
Account Value	8,499	10,000					$ 8,485		8,357	9,698
C000220846
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Core Bond Fund
Account Value	8,651	10,000					$ 8,812		8,593	9,776
C000220843
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Core Bond Fund
Account Value	8,620	$ 10,000					$ 8,743		8,543	9,761
C000193764
Account Value [Line Items]
Line Graph and Table Measure Name					Eventide Dividend Opportunities Fund
Account Value	13,778		10,742		$ 9,425		$ 18,512		15,256	15,814	10,081	9,236
C000193765
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Dividend Opportunities Fund
Account Value	14,110		11,188		10,000		$ 18,665		15,490	16,326	10,577	9,763
C000193766
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Dividend Opportunities Fund
Account Value	14,787		11,487		10,000		$ 19,962		16,404	16,942	10,756	9,832
C000193767
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Dividend Opportunities Fund
Account Value	14,647		$ 11,424		10,000		$ 19,686		16,216	16,817	10,716	9,813
C000219892
Account Value [Line Items]
Line Graph and Table Measure Name			Eventide Exponential Technologies Fund
Account Value	10,451		$ 9,425				$ 11,436		11,474	18,002
C000219893
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Exponential Technologies Fund
Account Value	10,928		10,000				$ 11,780		11,912	18,980
C000219894
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Exponential Technologies Fund
Account Value	11,128		10,000				$ 12,244		12,254	19,140
C000219891
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Exponential Technologies Fund
Account Value	11,078		10,000				$ 12,143		12,174	19,100
C000080457
Account Value [Line Items]
Line Graph and Table Measure Name								Eventide Gilead Fund
Account Value	19,864		19,750				$ 22,836	$ 9,424	22,989	29,504	16,941	14,559	11,555	9,015	$ 11,134
C000080458
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Gilead Fund
Account Value	19,837		20,037				$ 22,470	10,000	22,787	29,699	17,317	14,992	11,990	9,423	11,725
C000080459
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Gilead Fund
Account Value	21,500		21,277				$ 24,841	10,000	24,940	31,864	18,209	15,609	12,356	9,615	11,845
C000065340
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Gilead Fund
Account Value	21,158		21,023				$ 24,343	$ 10,000	24,494	31,415	18,021	15,481	12,283	9,576	11,820
C000121707
Account Value [Line Items]
Line Graph and Table Measure Name								Eventide Healthcare & Life Sciences Fund
Account Value	18,460		26,104				$ 23,103	$ 9,424	25,607	28,786	20,939	18,928	12,718	10,167	14,050
C000121708
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Healthcare & Life Sciences Fund
Account Value	18,450		26,498				$ 22,757	10,000	25,409	29,002	21,415	19,498	13,203	10,635	14,801
C000121710
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Healthcare & Life Sciences Fund
Account Value	19,996		28,147				$ 25,154	10,000	27,817	31,114	22,522	20,340	13,596	10,842	14,946
C000121709
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Healthcare & Life Sciences Fund
Account Value	$ 19,681		27,805				$ 24,657	$ 10,000	27,322	30,680	22,301	20,180	13,518	10,799	14,923
C000236480
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Focus Fund
Account Value	$ 9,425						$ 13,183		10,769
C000236481
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Large Cap Focus Fund
Account Value	10,000						$ 13,790		11,360
C000236482
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Large Cap Focus Fund
Account Value	10,000						$ 14,058		11,455
C000236479
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Large Cap Focus Fund
Account Value	10,000						$ 14,014		11,443
C000202730
Account Value [Line Items]
Line Graph and Table Measure Name								Eventide Limited-Term Bond Fund
Account Value	10,085		10,705				$ 10,720	$ 9,425	10,200	10,753	10,264	9,810	9,860	9,808	9,492
C000202731
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Limited-Term Bond Fund
Account Value	10,003		10,789	$ 10,000			$ 10,481		10,052	10,749	10,424
C000202732
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Limited-Term Bond Fund
Account Value	10,610		11,216				$ 11,341	10,000	10,765	11,289	10,725	10,223	10,250	10,263	9,998
C000202733
Account Value [Line Items]
Line Graph and Table Measure Name							Eventide Limited-Term Bond Fund
Account Value	10,287		10,921	10,000			$ 10,959		10,419	10,974	10,464
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	11,032		12,339			10,000	$ 11,217		10,929	12,298	11,348	10,520	10,562	10,595
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	11,032		12,339			10,000	$ 11,217		10,929	12,298	11,348	10,520	10,562	10,595
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	11,032		12,339			10,000	$ 11,217		10,929	12,298	11,348	10,520	10,562	10,595
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	11,032		12,339			$ 10,000	$ 11,217		10,929	12,298	11,348	10,520	10,562	10,595
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	8,809	$ 10,000					8,956		8,727	9,820
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	8,809	$ 10,000					8,956		8,727	9,820
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	8,809	$ 10,000					8,956		8,727	9,820
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	8,809	$ 10,000					$ 8,956		8,727	9,820
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	12,770		10,166		10,000		$ 15,045		14,093	17,109	10,713	11,146
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	12,770		10,166		10,000		$ 15,045		14,093	17,109	10,713	11,146
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	12,770		10,166		10,000		$ 15,045		14,093	17,109	10,713	11,146
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	12,770		10,166		$ 10,000		$ 15,045		14,093	17,109	10,713	11,146
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	12,562		10,000				$ 14,800		13,864	16,831
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	12,562		10,000				$ 14,800		13,864	16,831
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	12,562		10,000				$ 14,800		13,864	16,831
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	12,562		10,000				$ 14,800		13,864	16,831
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	16,465		13,107				$ 19,398	10,000	18,171	22,060	13,813	14,371	12,228	9,804	10,485
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	16,465		13,107				$ 19,398	10,000	18,171	22,060	13,813	14,371	12,228	9,804	10,485
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	16,465		13,107				$ 19,398	10,000	18,171	22,060	13,813	14,371	12,228	9,804	10,485
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	16,465		13,107				$ 19,398	10,000	18,171	22,060	13,813	14,371	12,228	9,804	10,485
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	16,465		13,107				$ 19,398	10,000	18,171	22,060	13,813	14,371	12,228	9,804	10,485
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	16,465		13,107				$ 19,398	10,000	18,171	22,060	13,813	14,371	12,228	9,804	10,485
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	16,465		13,107				$ 19,398	10,000	18,171	22,060	13,813	14,371	12,228	9,804	10,485
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Account Value	$ 16,465		13,107				$ 19,398	10,000	18,171	22,060	13,813	14,371	12,228	9,804	10,485
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000						14,896		11,959
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000						14,896		11,959
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000						14,896		11,959
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000						$ 14,896		11,959
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	11,243		12,575				$ 11,430	10,000	11,137	12,533	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	10,411		11,644	10,000			$ 10,585		10,313	11,605	10,708
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	11,243		12,575				$ 11,430	$ 10,000	11,137	12,533	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value	10,411		11,644	$ 10,000			$ 10,585		10,313	11,605	10,708
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Account Value	14,324		13,172			$ 10,000	16,590		15,344	16,127	12,668	11,757	11,074	10,210
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Account Value	14,324		13,172			$ 10,000	16,590		15,344	16,127	12,668	11,757	11,074	10,210
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Account Value	14,324		13,172			$ 10,000	16,590		15,344	16,127	12,668	11,757	11,074	10,210
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Account Value	14,324		13,172			$ 10,000	16,590		15,344	16,127	12,668	11,757	11,074	10,210
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Mid Cap Total Return Index
Account Value	14,753		11,654		$ 10,000		18,980		16,886	17,332	11,723	10,897
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Mid Cap Total Return Index
Account Value	14,753		11,654		$ 10,000		18,980		16,886	17,332	11,723	10,897
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Mid Cap Total Return Index
Account Value	14,753		11,654		$ 10,000		18,980		16,886	17,332	11,723	10,897
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Mid Cap Total Return Index
Account Value	14,753		$ 11,654		$ 10,000		18,980		16,886	17,332	11,723	10,897
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 2500 Technology Total Return Index
Account Value	10,839		$ 10,000				13,947		12,771	15,247
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 2500 Technology Total Return Index
Account Value	10,839		$ 10,000				13,947		12,771	15,247
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 2500 Technology Total Return Index
Account Value	10,839		$ 10,000				13,947		12,771	15,247
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US 2500 Technology Total Return Index
Account Value	10,839		$ 10,000				13,947		12,771	15,247
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Growth Total Return Index
Account Value	19,875		17,717				26,123	$ 10,000	23,351	25,573	16,210	14,410	12,453	10,827	10,917
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Growth Total Return Index
Account Value	19,875		17,717				26,123	$ 10,000	23,351	25,573	16,210	14,410	12,453	10,827	10,917
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Growth Total Return Index
Account Value	19,875		17,717				26,123	$ 10,000	23,351	25,573	16,210	14,410	12,453	10,827	10,917
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Growth Total Return Index
Account Value	19,875		17,717				26,123	$ 10,000	23,351	25,573	16,210	14,410	12,453	10,827	10,917
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Biotechnology Select Industry Total Return Index
Account Value	14,645		22,027				18,381	$ 10,000	16,421	26,695	17,249	18,682	15,113	10,569	16,403
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Biotechnology Select Industry Total Return Index
Account Value	14,645		22,027				18,381	$ 10,000	16,421	26,695	17,249	18,682	15,113	10,569	16,403
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Biotechnology Select Industry Total Return Index
Account Value	14,645		22,027				18,381	$ 10,000	16,421	26,695	17,249	18,682	15,113	10,569	16,403
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Biotechnology Select Industry Total Return Index
Account Value	14,645		22,027				18,381	$ 10,000	16,421	26,695	17,249	18,682	15,113	10,569	16,403
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	10,981		11,537				11,515	$ 10,000	11,002	11,583	10,943	10,388	10,409	10,398	10,131
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	10,463		10,993	$ 10,000			10,971		10,483	11,037	10,427
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	10,981		11,537				11,515	$ 10,000	11,002	11,583	10,943	$ 10,388	$ 10,409	$ 10,398	$ 10,131
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	$ 10,463		$ 10,993	$ 10,000			$ 10,971		$ 10,483	$ 11,037	$ 10,427